UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wallington Asset Management, LLC
Address:    8900 Keystone Crossing, Suite 1015
            Indianapolis, IN  46240

Form 13F File Number:  028-12973

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Enrique Rendon
Title:      Chief Compliance Officer
Phone:      317-575-8670

Signature, Place, and Date of Signing:

     /s/ Enrique Rendon             Indianapolis, IN          February 8, 2010
     ----------------------         ----------------         ------------------
          [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          158

Form 13F Information Table Value Total:      167,910
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------  ----------   --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                          VALUE     SHRS OR  SH/   PUT/  INVESTMENT    OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION   MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------  ---------  --------  -------  ----  ----  ----------   --------  ----  ------  -----
Anglogold Ashanti Ltd new
   ADR                         ADR             035128206      16        400  SH          Sole                       400
BP PLC ADR                     ADR             055622104     164      2,822  SH          Sole                     2,822
Korea Electric Power Corp.
   ADR                         ADR             500631106      39      2,700  SH          Sole                     2,700
Nokia Corp. ADR                ADR             654902204       6        460  SH          Sole                       460
Teva Pharmaceutical ADR        ADR             881624209   3,035     54,030  SH          Sole                    54,030
Total, S.A. ADR F1 REP 1
   ORD                         ADR             89151E109   3,183     49,697  SH          Sole                    49,697
3M Company                     COM             88579Y101   2,977     36,007  SH          Sole                    36,007
A F L A C Inc.                 COM             001055102   3,340     72,214  SH          Sole                    72,214
Abbott Laboratories            COM             002824100      41        760  SH          Sole                       760
Accenture Plc.                 COM             G1151C101   2,267     54,635  SH          Sole                    54,635
Adobe Systems Inc.             COM             00724F101   3,173     86,266  SH          Sole                    86,266
Alcoa Inc.                     COM             013817101       6        400  SH          Sole                       400
Allegheny Energy Inc.          COM             017361106      59      2,500  SH          Sole                     2,500
Allstate Corp                  COM             020002101       9        306  SH          Sole                       306
ALTRIA GROUP INC               COM             02209S103       2        100  SH          Sole                       100
American Express Co.           COM             025816109      27        654  SH          Sole                       654
Ameriprise Financial Inc.      COM             03076C106       2         50  SH          Sole                        50
Amgen Inc.                     COM             031162100   3,205     56,651  SH          Sole                    56,651
Anchor Bancorp Wisconsin
   Inc.                        COM             032839102       1      2,355  SH          Sole                     2,355
Apple Inc.                     COM             037833100      19         90  SH          Sole                        90
Archer-Daniels-Midland Co.     COM             039483102      19        600  SH          Sole                       600
Arrow Finl Corp Com            COM             042744102      55      2,184  SH          Sole                     2,184
AT&T Inc.                      COM             00206R102   4,121    147,006  SH          Sole                   147,006
Automatic Data Processing
   Inc.                        COM             053015103      17        400  SH          Sole                       400
Avon Products, Inc.            COM             054303102   3,462    109,915  SH          Sole                   109,915
Bank of America Corp.          COM             060505104      21      1,424  SH          Sole                     1,424
Bank of New York Co., Inc.     COM             064058100       7        241  SH          Sole                       241
Baxter International Inc.      COM             071813109   2,082     35,476  SH          Sole                    35,476
Berkshire Hathaway Inc.
   Class                       COM             084670702       7          2  SH          Sole                         2
Biogen Idec Inc.               COM             09062X103       1         27  SH          Sole                        27
Boeing Co.                     COM             097023105     513      9,481  SH          Sole                     9,481
Bristol-Myers Squibb Co.       COM             110122108   3,167    125,444  SH          Sole                   125,444
Burlington Northern Santa
   Fe C                        COM             12189T104      59        600  SH          Sole                       600
Canadian Natural Resources
   Ltd                         COM             136385101     273      3,800  SH          Sole                     3,800
Caterpillar Inc.               COM             149123101      82      1,440  SH          Sole                     1,440
Cenovus Energy Inc.            COM             15135U109   1,426     56,583  SH          Sole                    56,583
Chevron Corp.(formerly
   Chevron                     COM             166764100     108      1,398  SH          Sole                     1,398
Cisco Systems Inc.             COM             17275R102   3,701    154,606  SH          Sole                   154,606
Colgate Palmolive Co.          COM             194162103   5,953     72,471  SH          Sole                    72,471
Comcast Corp. New Class A      COM             20030n101     157      9,313  SH          Sole                     9,313
ConocoPhillips                 COM             20825C104   1,205     23,596  SH          Sole                    23,596
Corning Inc.                   COM             219350105       6        300  SH          Sole                       300
CORN PRODUCTS INTL INC         COM             219023108       3        100  SH          Sole                       100
Covidien Plc.                  COM             G2554F105     324      6,775  SH          Sole                     6,775
Crane Corp.                    COM             224399105      37      1,200  SH          Sole                     1,200
C T I GROUP HOLDINGS INC       COM             126431105       2     31,570  SH          Sole                    31,570
Cummins Inc.                   COM             231021106     128      2,800  SH          Sole                     2,800
CVS/Caremark Corp.             COM             126650100   3,909    121,367  SH          Sole                   121,367
CYBEX INTERNATIONAL INC        COM             23252E106       -        100  SH          Sole                       100
Danaher Corp.                  COM             235851102      11        140  SH          Sole                       140
DELL INC.                      COM             24702R101       9        650  SH          Sole                       650
Devon Energy Corp. new         COM             25179M103       6         75  SH          Sole                        75
Directv Group Inc.             COM             25459L106      30        905  SH          Sole                       905
Disney (Walt)                  COM             254687106   4,690    145,429  SH          Sole                   145,429
Dow Chemical                   COM             260543103      33      1,200  SH          Sole                     1,200
D P L INC.                     COM             233293109       3        100  SH          Sole                       100
Duke Energy Holding Corp.      COM             26441C105      13        733  SH          Sole                       733
E M C Corp.-Mass               COM             268648102   4,215    241,286  SH          Sole                   241,286
Edison International           COM             281020107      31        900  SH          Sole                       900
Electronic Arts                COM             285512109       2        122  SH          Sole                       122
Eli Lilly & Co.                COM             532457108     369     10,349  SH          Sole                    10,349
Emerson Electric               COM             291011104   2,970     69,719  SH          Sole                    69,719
EnCana Corp.                   COM             292505104   1,822     56,253  SH          Sole                    56,253
Express Scripts Inc.           COM             302182100      11        125  SH          Sole                       125
Exxon Mobil Corp.              COM             30231G102   4,917     72,104  SH          Sole                    72,104
Fiserv Inc.                    COM             337738108       8        170  SH          Sole                       170
Freeport-McMoran Copper &
   Gold                        COM             35671D857       4         55  SH          Sole                        55
GATEWAY INDUSTRIES NEW         COM             367631108       -         15  SH          Sole                        15
General Dynamics Corp.         COM             369550108      34        500  SH          Sole                       500
GENERAL ELECTRIC COMPANY       COM             369604103   1,457     96,330  SH          Sole                    96,330
General Mills                  COM             370334104     106      1,500  SH          Sole                     1,500
Goldman Sachs Group Inc.       COM             38141G104   2,965     17,562  SH          Sole                    17,562
Groupe Bruxelles Lambert       COM                379714      85        900  SH          Sole                       900
Hain Celestial Group Inc.      COM             405217100   1,272     74,791  SH          Sole                    74,791
Halliburton Co. Holding Co.    COM             406216101       9        290  SH          Sole                       290
Hanesbrands, Inc.              COM             410345102     166      6,879  SH          Sole                     6,879
Hanover Ins Group Inc Com      COM             410867105      14        304  SH          Sole                       304
Harley Davidson Inc.           COM             412822108       2         60  SH          Sole                        60
Hewlett-Packard Co.            COM             428236103   3,585     69,598  SH          Sole                    69,598
Home Depot Inc.                COM             437076102   2,851     98,554  SH          Sole                    98,554
Honeywell International,
   Inc.                        COM             438516106   3,135     79,967  SH          Sole                    79,967
HUNTINGTON BANCSHS INC         COM             446150104       -        100  SH          Sole                       100
Idex Corp.                     COM             45167R104      56      1,800  SH          Sole                     1,800
Illinois Tool Works, Inc.      COM             452308109      10        200  SH          Sole                       200
Intel Corp.                    COM             458140100   2,258    110,663  SH          Sole                   110,663
International Business
   Machine                     COM             459200101   4,886     37,325  SH          Sole                    37,325
J.P. Morgan Chase & Co.        COM             46625H100      56      1,347  SH          Sole                     1,347
Johnson & Johnson              COM             478160104   3,719     57,747  SH          Sole                    57,747
Kansas City Southern           COM             485170302   1,615     48,515  SH          Sole                    48,515
Kellogg Co                     COM             487836108     117      2,200  SH          Sole                     2,200
KEYCORP INC NEW                Com             493267108       1        100  SH          Sole                       100
Kimberly-Clark Corp.           COM             494368103   4,719     74,068  SH          Sole                    74,068
Kohls Corporation              COM             500255104   3,156     58,515  SH          Sole                    58,515
Legg Mason Inc.                COM             524901105       2         60  SH          Sole                        60
Lincoln National Corp.-Ind     COM             534187109       2         70  SH          Sole                        70
Linear Technology Corp.        COM             535678106       9        300  SH          Sole                       300
Lowe's Companies Inc.          COM             548661107       3        110  SH          Sole                       110
Manpower Inc.                  COM             56418H100       6        105  SH          Sole                       105
Manulife Finl Corp             COM             56501R106      43      2,368  SH          Sole                     2,368
Marathon Oil Corp.
   (formerly U                 COM             565849106     112      3,600  SH          Sole                     3,600
MARSHALL & ILSLEY CP NEW       COM             571837103       1        100  SH          Sole                       100
Martin Marietta Materials
   Inc.                        COM             573284106      63        700  SH          Sole                       700
McCormick & Co.                COM             579780206      72      2,000  SH          Sole                     2,000
McGraw-Hill Cos., Inc.         COM             580645109   3,492    104,216  SH          Sole                   104,216
MeadWestvaco Corp.             COM             583334107     307     10,734  SH          Sole                    10,734
Medco Health Solutions, Inc.   COM             58405U102      75      1,170  SH          Sole                     1,170
Medtronic Inc.                 COM             585055106   3,372     76,663  SH          Sole                    76,663
Merck & Company Inc.           COM             58933Y105     144      3,949  SH          Sole                     3,949
Metlife, Inc.                  COM             59156R108   1,615     45,682  SH          Sole                    45,682
Microsoft Corp.                COM             594918104   4,903    160,849  SH          Sole                   160,849
National Oilwell Varco, Inc.   COM             637071101   4,471    101,414  SH          Sole                   101,414
NEWELL RUBBERMAID INC          COM             651229106       1         60  SH          Sole                        60
NIKE, Inc. 'B'                 COM             654106103     106      1,600  SH          Sole                     1,600
NV Energy, Inc. fka Sierra
   Pac                         COM             67073Y106      37      3,000  SH          Sole                     3,000
Occidental Petroleum Corp.     COM             674599105     130      1,600  SH          Sole                     1,600
Oneok Inc New                  COM             682680103       9        200  SH          Sole                       200
Oracle Corp.                   COM             68389X105   3,457    140,917  SH          Sole                   140,917
Paychex, Inc.                  COM             704326107   2,161     70,530  SH          Sole                    70,530
Pentair, Inc.                  COM             709631105       5        160  SH          Sole                       160
PEPCO HOLDINGS INC             COM             713291102       2        100  SH          Sole                       100
Pepsico, Inc.                  COM             713448108   5,216     85,783  SH          Sole                    85,783
Pfizer, Inc.                   COM             717081103      18        985  SH          Sole                       985
Plum Creek Timber Co. Inc.     COM             729251108      38      1,000  SH          Sole                     1,000
Praxair Inc.                   COM             74005P104   3,327     41,426  SH          Sole                    41,426
Procter & Gamble Co.           COM             742718109      38        620  SH          Sole                       620
PROSPECT CAPITAL CORP          COM             74348T102       -         19  SH          Sole                        19
Prudential Financial Inc.      COM             744320102   2,552     51,295  SH          Sole                    51,295
Questar Corp.                  COM             748356102   2,506     60,282  SH          Sole                    60,282
Rayonier Inc.                  COM             754907103      44      1,050  SH          Sole                     1,050
Royal Dutch Shell plc Class
   A                           COM             780259206      60      1,000  SH          Sole                     1,000
Sauer-Danfoss Inc.             COM             804137107      60      5,000  SH          Sole                     5,000
Schlumberger Ltd.              COM             806857108      98      1,500  SH          Sole                     1,500
Sherwin Williams Co.           COM             824348106      56        910  SH          Sole                       910
St. Jude Medical Inc.          COM             790849103      47      1,275  SH          Sole                     1,275
Standard & Poor's Depositary R COM             78462F103     387      3,471  SH          Sole                     3,471
TERADYNE INCORPORATED          COM             880770102       1        100  SH          Sole                       100
Texas Instruments Inc.         COM             882508104      22        856  SH          Sole                       856
Thermo Fisher Scientific
   Inc.                        COM             883556102       5        115  SH          Sole                       115
TJX Companies                  COM             872540109      16        447  SH          Sole                       447
TMX Group Inc.                 COM             87261x108      51      1,625  SH          Sole                     1,625
Transocean, Ltd.               COM             H8817H100     266      3,216  SH          Sole                     3,216
Tyco International, Ltd.       COM             h89128104     225      6,302  SH          Sole                     6,302
United Parcel Service, Inc.
   Cl                          COM             911312106       6        100  SH          Sole                       100
United Technologies Corp.      COM             913017109   4,517     65,077  SH          Sole                    65,077
Valero Energy Corp. new        COM             91913Y100       2        110  SH          Sole                       110
Varian Medical Systems         COM             92220P105      47      1,000  SH          Sole                     1,000
Vectren Corporation            COM             92240G101      25      1,000  SH          Sole                     1,000
Walgreen Company               COM             931422109     161      4,384  SH          Sole                     4,384
Wal-Mart Stores Inc.           COM             931142103      15        275  SH          Sole                       275
Wells Fargo & Co.              COM             949746101   1,234     45,731  SH          Sole                    45,731
Zimmer Holdings, Inc.          COM             98956P102       4         75  SH          Sole                        75
IShares MSCI EAFE Index        ETF             464287465   5,930    107,268  SH          Sole                   107,268
IShares MSCI Emerging
   Markets                     ETF             464287234     324      7,813  SH          Sole                     7,813
Ishares Russell 1000 Growth
   In                          ETF             464287614      47        948  SH          Sole                       948
Ishares Russell 1000 Value
   Ind                         ETF             464287598      41        713  SH          Sole                       713
Ishares Russell 2000 Index
   Fun                         ETF             464287655     909     14,557  SH          Sole                    14,557
SPDR Gold Trust                ETF             78463v107   7,173     66,847  SH          Sole                    66,847
Vanguard Intl Equity Indes
   Emr                         ETF             922042858       8        200  SH          Sole                       200